FORM N-SAR

ANNUAL REPORT

FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:      /  /     (a)

or fiscal year ending:      12 /31/11    (b)

Is this a transition report? (Y/N)    N

Is this an amendment to a previous filing? (Y/N)    N

Those items or sub-items with a box “☐” after the item number should be completed only if the answer has changed from the previous filing on this form.

1.	A.	Registrant Name:		Separate Account I of National Integrity Life Insurance Company
	B.	File Number:		811-04846
	C.	Telephone Number:		513-629-1800

2	A.	Street:		400 Broadway, 4th Floor
	B.	City:		Cincinnati
	C.	State:		OH
	D.	Zip Code:	45202	Zip Ext: 3341
	E.	Foreign Country:		Foreign Postal Code:

3.	Is this the first filing on this form by Registrant? (Y/N)			N

4.	Is this the last filing on this form by Registrant? (Y/N)			N

5.	Is Registrant a small business investment company (SBIC)? (Y/N)			N
(If answer is “Y” (Yes), complete only items 89 through 110.)

6.	Is Registrant a unit investment trust (UIT)? (Y/N)			Y
(If anser is “Y” (Yes), complete only items 111 through 132.

For period ending:	12/31/11	If filing more than on
File number	811-04846	page 50, “X” box: ☐

123.	☐	State the total value of the additional units considered in answering Item 22 ($000s omitted).	$11,261

124.	☐

State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000s omitted).

125.	☐

State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant’s principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000s omitted).

126.

Of the amount shown in Item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant’s units (include the sales loads, if any, collected on units of a prior series Placed in the portfolio of a subsequent series) ($000s omitted).

127.

List opposite the appropriate description below, the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

		Number of Series Investing	Total Assets ($000s omitted)	Total Income Distributions ($000s omitted)

A.	U.S. Treasury direct issue

B.	U.S. Government agency

C.	State and municipal tax-free

D.	Public utility debt

E.	Brokers or dealers debt or debt of brokers’ or dealers’ parent

F.	All other corporate intermed. & long-term debt

G.	All other corporate short-term debt

H.	Equity securities of brokers or dealers or parents of brokers or dealers

I.	Investment company equity securities

J.	All other equity securities	1	$185,075	$5,354

K.	Other securities

L.	Total assets of all series of registrant	1	$185,075	$5,354

For period ending:	12/31/11	If filing more than on
File number	811-04846	page 51, “X” box: ☐

128.	☐

Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant’s series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)

[If answer is “N” (No), go to Item 131.]

129.	☐	Is the issuer of any instrument covered in Item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

[If answer is “N” (No), go to Item 131.]

130.	☐	In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in Item 129 derived from insurance or guarantees? (Y/N)

131.		Total expenses incurred by all series of Registrant during the current reporting period ($000s omitted).	$2,880

132.	☐	List the “811” (Investment Company Act of 1940) registration number for all Series or Registrant that are being included in this filing:

811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-

For period ending:	12/31/11	If filing more than on
File number	811-04846	page 52, “X” box: ☐

This report is signed on behalf of the registrant (or depositor or trustee).

City of:	Cincinnati	State of:	Ohio	Date:	February 25, 2012

Separate Account I of

National Integrity Life Insurance Company

File No. 811-04846

By (Name and Title):	/s/ Bradley J Hunkler
Bradley J. Hunkler
Vice President and Chief Accounting Officer

Witness
(Name and Title):	/s/ Stacy M Klipstine
Stacy M. Klipstine, Executive Assistant